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SECURITIES AND EXCHANGE COMMISSION

Washington, DC  20549

"Rule 24f-2 Notice"

Fidelity Systematic Investment Plans:
Destiny Plans I and Destiny Plans II


(Name of Registrant)

File No. 2-34100


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FILE NO. 2-34100


Fidelity Systematic Investment Plans:
Destiny Plans I


RULE 24F-2 - FILED PURSUANT TO RULE

24f-2(b)(1) OF THE INVESTMENT COMPANY ACT OF 1940

(i)   Fiscal Year for Which Notice Filed

Fiscal year ended September 30, 1995


(ii)    Number of Securities Which Remained Unsold at Beginning of
Fiscal Year
Registered Other Than Pursuant to Rule 24f-2

None


(iii) Number of Securities Registered During Fiscal Year Other Than Pursuant to Rule 24f-2

None


(iv)    Number or Amount of Securities Sold During Fiscal Year

123,584,347




(v)   Number or Amount of Securities Sold During Fiscal Year Pursuant to Rule
24f-2

123,584,347


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

Amount of Plans Distributed Pursuant to Rule 24f-2


$
123,584,347


Amount of Plans Terminated (A)


$
(123,584,347)


Note (A)    The total amount of plans terminated for the fiscal
period ended September 30, 1995,
aggregated $201,989,707.
An additional filing pursuant to Rule 24e-2 can be made to register a number of plans that will include the plan terminations not utilized under Rule 24f-2.


Net Amount of Plans Distributed Pursuant to Rule 24f-2

$
0


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Note (1) :  Pursuant to Rule 24f-2(c), the filing fee, calculated in the
manner specified in Section 6(b) of the Securities Act of 1933, amounted to: $0


Fidelity Systematic Investment Plans:
Destiny Plans I

FIDELITY DISTRIBUTORS CORPORATION


By  Kurt Lange, Treasurer



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FILE NO. 2-34100


Fidelity Systematic Investment Plans:
Destiny Plans II


RULE 24F-2 - FILED PURSUANT TO RULE

24f-2(b)(1) OF THE INVESTMENT COMPANY ACT OF 1940

(i)   Fiscal Year for Which Notice Filed

Fiscal year ended September 30, 1995


(ii)    Number of Securities Which Remained Unsold at Beginning of
Fiscal Year
Registered Other Than Pursuant to Rule 24f-2

None


(iii) Number of Securities Registered During Fiscal Year Other Than Pursuant to Rule 24f-2

None


(iv)    Number or Amount of Securities Sold During Fiscal Year

275,033,552



(v)   Number or Amount of Securities Sold During Fiscal Year Pursuant to Rule
24f-2

275,033,552



Amount of Plans Distributed Pursuant to Rule 24f-2



$
275,033,552

Amount of Plans Terminated


$
(82,247,859)

Net Amount of Plans Distributed Pursuant to Rule 24f-2



$
192,785,693



Note (1) : Pursuant to Rule 24f-2(c), the filing fee, calculated in the manner specified in Section 6(b) of the Securities Act of 1933, amounted to: $38,557.14


Fidelity Systematic Investment Plans:
Destiny Plans II

FIDELITY DISTRIBUTORS CORPORATION


By  Kurt Lange, Treasurer



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